OTHER ASSETS - THIRD PARTIES (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER ASSETS - THIRD PARTIES
Prepayments for purchase of property, plant and equipment	¥ 441,181,129		¥ 560,182,033
Refund receivable of U.S. countervailing duties and anti-dumping duties	432,401,793		427,796,666
Deferred losses related to sale-leaseback transactions before January 1, 2019 (note 20)	118,695,203		183,566,444
Deposit for rent and others	83,636,701		170,335,718
Prepayment for warranty insurance premium	105,887,542		111,611,828
Prepayment of income tax attributable to intercompany transactions	19,004,283		13,199,456
Less: Allowance for credit losses	(2,510,333)
Total	¥ 1,198,296,318	$ 176,489,973	¥ 1,466,692,145